Segment Reporting	12 Months Ended
Dec. 31, 2021
Disclosure Of Operating Segments [Abstract]
Segment Reporting

3. Segment reporting

The Company operates in a single operating segment. The Company’s financial information is reviewed, and its performance assessed as a single segment by the senior management team led by the Chief Executive Officer (“CEO”), the Company’s Chief Operating Decision Maker (“CODM”).

An analysis of revenue by customer location is presented below (in USD thousands):

	Year ended December 31,
	2021	2020	2019
France	$7,405	$6,060	$5,874
Italy	6,124	2,994	3,150
United States	3,944	2,636	1,989
Spain	3,765	2,356	2,105
Turkey	2,682	1,222	1,714
Austria	1,835	1,310	927
Brazil	1,621	1,535	1,186
United Kingdom	1,500	1,147	1,213
Switzerland	1,394	1,708	722
Germany	1,280	1,146	1,140
Other	8,900	6,286	5,342
Total revenue	$40,450	$28,400	$25,362

For the years ended December 31, 2021 and 2020, respectively, the Company had a physical presence in four countries outside of its headquarters in Switzerland: France, the United States, the UK, and Brazil. An analysis of the location of non-current non-financial assets by country is as follows (in USD thousands):

	Year ended December 31,
	2021	2020
Switzerland	$28,974	$17,362
France	3,480	2,656
United States	2,924	996
United Kingdom	527	416
Brazil	8	7
Total non-current non-financial assets	$35,913	$21,437